Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current Assets
Cash and cash equivalents	$ 59,837	$ 0
Prepaid expense	7,400
Total Current Assets	67,237
Other assets:
Patent and Trademark	10,400
Total Assets	77,637
Current liabilities
Accounts payable	15,000
Payable to related party	102,172
Short term advances	60,445
Total Current Liabilities	177,617
Total Liabilities	$ 177,617
Commitments and contingencies (Note 5)
Stockholders' Equity (Deficit)
Preferred Stock, $0.0001 par value, 20,000,000 shares were authorized; none issued and outstanding at December 31, 2015 and 2014.
Common stock, $0.0001 par value, 500,000,000 shares authorized; 20,500,000 shares 20,000,000 shares issued and outstanding at December 31, 2015 and 2014, respectively	$ 2,050	$ 2,000
Discount on common stock	(2,050)	(2,000)
Additional paid in capital	1,751	707
Deficit accumulated during development stage	(101,731)	$ (707)
Total Stockholders' Equity (Deficit)	(99,980)
Total Liabilities and Stockholders' Equity	$ 77,637